Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Other income	$ 6,228,559	$ 2,465,391	$ 3,403,310
Revenues	161,004,306	147,479,980	183,725,820
Time charter revenues
Disaggregation of Revenue [Line Items]
Revenues	67,952,884	20,153,955	21,738,874
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Revenues	$ 86,822,863	$ 124,860,634	$ 158,583,636